Share Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Ordinary Shares	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of restricted shares
Unvested and outstanding beginning balance (shares) | shares	708,834
Granted (shares) | shares	0
Vested (shares) | shares	(389,755)
Forfeited (shares) | shares	(4,335)
Unvested and outstanding ending balance (shares) | shares	314,744
Weighted average grant date fair value
Unvested and outstanding beginning balance (weighted average grant date fair value) | $ / shares	$ 4.10
Granted (weighted average grant date fair value) | $ / shares	0.00
Vested (weighted average grant date fair value) | $ / shares	4.31
Forfeited (weighted average grant date fair value) | $ / shares	4.43
Unvested and outstanding ending balance (weighted average grant date fair value) | $ / shares	$ 9.05